Partners' Capital (Tables)	12 Months Ended
Dec. 31, 2023
Partners' Capital [Abstract]
Schedule of Common Unit Activity
Common unit activity for the years ended December 31, 2023 and 2022 was as follows:

Number of Units
Number of common units at December 31, 2021	83,670,950
Phantom unit vesting	383,815
Number of common units at December 31, 2022	84,054,765
Phantom unit vesting	353,249
Number of common units at December 31, 2023	84,408,014

Schedule of Net Income Allocation By Partners
The calculation of net income allocated to common unitholders was as follows:

	Year Ended December 31,
	2023	2022	2021
Attributable to Common Units
Distributions declared	$284	$277	$275
Distributions (in excess of) less than net income	27	120	171
Common unitholders’ interest in net income	$311	$397	$446

Schedule of Incentive Distribution Rights to Limited Partners	The percentage interests shown for our common unitholders and our IDR holder for the minimum quarterly distribution are also applicable to quarterly distribution amounts that are less than the minimum quarterly distribution. Energy Transfer currently owns our IDRs.

		Marginal percentage interest in distributions
	Total quarterly distribution per Common unit target amount	Common Unitholders	Holder of IDRs
Minimum Quarterly Distribution	$0.4375	100%	—
First Target Distribution	Above $0.4375 up to $0.503125	100%	—
Second Target Distribution	Above $0.503125 up to $0.546875	85%	15%
Third Target Distribution	Above $0.546875 up to $0.656250	75%	25%
Thereafter	Above $0.656250	50%	50%

Distributions Made to Limited Partner, by Distribution
Cash distributions paid or to be paid were as follows:

	Common Units
Payment Date	Per Unit Distribution	Total Cash Distribution	Distribution to IDR Holders
February 19, 2021	$0.8255	$69	$18
May 19, 2021	0.8255	69	18
August 19, 2021	0.8255	69	18
November 19, 2021	0.8255	69	18
February 18, 2022	0.8255	69	18
May 19, 2022	0.8255	69	18
August 19, 2022	0.8255	69	18
November 18, 2022	0.8255	69	18
February 21, 2023	0.8255	69	18
May 22, 2023	0.8420	71	19
August 21, 2023	0.8420	71	19
November 20, 2023	0.8420	71	19
February 20, 2024	0.8420	71	19